Income Taxes (Details) - Deferred tax	12 Months Ended
	Dec. 31, 2020 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2019 USD ($)
Components of Deferred Tax Assets [Abstract]
Net operating loss carryforward	$ 1,910,665		$ 580
Total deferred tax assets	3,414,891		2,494
Valuation allowance	(3,414,891)		(2,494)
Unrecognized tax position	0	$ 0	$ 0
Therapeutics Acquisition Corp.
Components of Deferred Tax Assets [Abstract]
Capitalized start up/organization costs	43,000
Total deferred tax assets	65,000
Valuation allowance	(65,000)
Deferred tax assets, net of allowance	0
Unrecognized tax position	0	$ 0
Therapeutics Acquisition Corp. | Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 100,000
Limitation on operating loss carryforward utilization percentage	80.00
Section 382 and 383 limitation percentage threshold	50
Section 382 and 383 measurement period	3 years
Components of Deferred Tax Assets [Abstract]
Valuation allowance	$ (100,000)
Operating Loss Carryforwards	$ 100,000